OPERATING REVENUES - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Non-lease	$ 169,293,000
Capitalized contract assets	10,800,000
Capitalized contract cost, accumulated amortization	8,400,000
Capitalized contract assets, remaining balance	2,400,000
Capitalized contract assets, amortization	3,600,000
Credit loss allowance	100,000
Capitalized contract assets, impairment loss			$ 0
Demurrage Revenue
Disaggregation of Revenue [Line Items]
Non-lease	9,200,000	$ 6,800,000
Time charter revenues
Disaggregation of Revenue [Line Items]
Non-lease	0
Variable lease income	17,600,000	$ 11,700,000
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Total deferred charter revenue	9,800,000
Revenue recognized that was deferred	$ 5,300,000